CONVERTIBLE DEBT (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2023	Sep. 30, 2024	Dec. 31, 2023	May 22, 2024	Apr. 16, 2024	Mar. 01, 2024	Dec. 26, 2023	Oct. 31, 2023	Sep. 30, 2023	May 18, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized		5,000,000	5,000,000								5,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001								$ 0.0001
Shares price per shares		$ 11.43	$ 11.03
Preferred stock, shares outstanding		0	0								0
Common Stock [Member]
Shares price per shares				$ 11.24						$ 10.55
Common stock, par value							$ 0.0001
Aspire Biopharma Inc [Member]
Convertible debt		$ 0	$ 0
Common stock, par value		$ 0.01	$ 0.01								$ 0.01
Common stock, voting rights		Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.	Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.
Stock split	20:1
Common stock, shares outstanding		443,000,000	443,000,000								443,000,000
Warrants outstanding		91,500,000	47,500,000								40,000,000
Aspire Biopharma Inc [Member] | Seven Parties [Member]
Issuance of warrants		44,000,000	7,500,000									26,000,000
Exercise price of warrants		$ 0.40	$ 0.02									$ 0.004
Aspire Biopharma Inc [Member] | Shareholder [Member]
Common stock, shares issued											2,000,000
Aspire Biopharma Inc [Member] | Three Parties [Member]
Issuance of warrants											14,000,000
Exercise price of warrants											$ 0.01
Aspire Biopharma Inc [Member] | Common Stock [Member]
Shares outstanding		443,322,059	443,000,000								443,000,000	402,700,000
Common stock, shares authorized	750,000,000
Common stock, par value		$ 0.005	$ 0.005						$ 0.005		$ 0.005
Aspire Biopharma Inc [Member] | Series A Preferred Stock [Member]
Preferred stock, shares authorized								25,000,000
Preferred stock, par value								$ 0.0001
Common stock, shares issued					35,702	286,357
Shares price per shares					$ 0.80	$ 0.80
Shares outstanding		322,059	0
Common stock, shares authorized		750,000,000	750,000,000
Common stock, par value		$ 0.005	$ 0.01
Preferred stock, shares outstanding			0